UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-130192-06

                 J.P. Morgan Mortgage Acquisition Trust 2006-ACC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192

                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       32-0175877, 36-4589844, 38-3737384
                     --------------------------------------
                      (I.R.S. Employer Identification No.)


U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-ACC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A-1             [   ]           [   ]           [ x ]
    A-2             [   ]           [   ]           [ x ]
    A-3             [   ]           [   ]           [ x ]
    A-4             [   ]           [   ]           [ x ]
    A-5             [   ]           [   ]           [ x ]
    M-1             [   ]           [   ]           [ x ]
    M-2             [   ]           [   ]           [ x ]
    M-3             [   ]           [   ]           [ x ]
    M-4             [   ]           [   ]           [ x ]
    M-5             [   ]           [   ]           [ x ]
    M-6             [   ]           [   ]           [ x ]
    M-7             [   ]           [   ]           [ x ]
    M-8             [   ]           [   ]           [ x ]
    M-9             [   ]           [   ]           [ x ]
    M-10            [   ]           [   ]           [ x ]
    M-11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1, Asset-Backed Pass-Through Certificates, Series 2006-ACC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1 relating to the October 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                 October 25, 2006


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

             J.P. Morgan Mortgage Acquisition Trust, Series 2006-ACC1
                                 October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                 ENDING
              FACE         PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       266,700,000.00   210,125,356.79   6,488,768.51        961,323.51      7,450,092.02     0.00     0.00      203,636,588.28
A2       147,500,000.00    92,594,747.04   5,498,140.07        413,589.87      5,911,729.94     0.00     0.00       87,096,606.97
A3        43,500,000.00    43,500,000.00           0.00        196,475.00        196,475.00     0.00     0.00       43,500,000.00
A4        43,500,000.00    43,500,000.00           0.00        198,650.00        198,650.00     0.00     0.00       43,500,000.00
A5        17,959,000.00    17,959,000.00           0.00         83,359.69         83,359.69     0.00     0.00       17,959,000.00
M1        34,467,000.00    34,467,000.00           0.00        160,846.00        160,846.00     0.00     0.00       34,467,000.00
M2        43,084,000.00    43,084,000.00           0.00        201,776.73        201,776.73     0.00     0.00       43,084,000.00
M3        13,284,000.00    13,284,000.00           0.00         62,545.50         62,545.50     0.00     0.00       13,284,000.00
M4        17,234,000.00    17,234,000.00           0.00         81,717.88         81,717.88     0.00     0.00       17,234,000.00
M5        13,284,000.00    13,284,000.00           0.00         63,209.70         63,209.70     0.00     0.00       13,284,000.00
M6         9,694,000.00     9,694,000.00           0.00         46,773.55         46,773.55     0.00     0.00        9,694,000.00
M7        13,284,000.00    13,284,000.00           0.00         68,523.30         68,523.30     0.00     0.00       13,284,000.00
M8         7,540,000.00     7,540,000.00           0.00         40,087.67         40,087.67     0.00     0.00        7,540,000.00
M9        11,848,000.00    11,848,000.00           0.00         71,384.20         71,384.20     0.00     0.00       11,848,000.00
M10        9,694,000.00     9,694,000.00           0.00         63,253.35         63,253.35     0.00     0.00        9,694,000.00
M11        6,104,000.00     6,104,000.00           0.00         39,828.60         39,828.60     0.00     0.00        6,104,000.00
P                100.00           100.00           0.00        259,847.93        259,847.93     0.00     0.00              100.00
R                  0.00             0.00           0.00              0.00              0.00     0.00     0.00                0.00
TOTALS   698,676,100.00   587,196,203.83  11,986,908.58      3,013,192.48     15,000,101.06     0.00     0.00      575,209,295.25
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        718,064,802.00   606,584,905.83           0.00      1,284,894.19      1,284,894.19     0.00     0.00      594,597,044.68
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                ENDING                  PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST            TOTAL          PRINCIPAL               RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46628RAA3     787.87160401      24.32984068           3.60451260          27.93435328    763.54176333        5.490000%
A2      46628RAB1     627.76099688      37.27552590           2.80399912          40.07952502    590.48547098        5.360000%
A3      46628RAC9   1,000.00000000       0.00000000           4.51666667           4.51666667  1,000.00000000        5.420000%
A4      46628RAD7   1,000.00000000       0.00000000           4.56666667           4.56666667  1,000.00000000        5.480000%
A5      46628RAE5   1,000.00000000       0.00000000           4.64166657           4.64166657  1,000.00000000        5.570000%
M1      46628RAF2   1,000.00000000       0.00000000           4.66666667           4.66666667  1,000.00000000        5.600000%
M2      46628RAG0   1,000.00000000       0.00000000           4.68333326           4.68333326  1,000.00000000        5.620000%
M3      46628RAH8   1,000.00000000       0.00000000           4.70833333           4.70833333  1,000.00000000        5.650000%
M4      46628RAJ4   1,000.00000000       0.00000000           4.74166647           4.74166647  1,000.00000000        5.690000%
M5      46628RAK1   1,000.00000000       0.00000000           4.75833333           4.75833333  1,000.00000000        5.710000%
M6      46628RAL9   1,000.00000000       0.00000000           4.82500000           4.82500000  1,000.00000000        5.790000%
M7      46628RAM7   1,000.00000000       0.00000000           5.15833333           5.15833333  1,000.00000000        6.190000%
M8      46628RAN5   1,000.00000000       0.00000000           5.31666711           5.31666711  1,000.00000000        6.380000%
M9      46628RAP0   1,000.00000000       0.00000000           6.02500000           6.02500000  1,000.00000000        7.230000%
M10     46628RAQ8   1,000.00000000       0.00000000           6.52500000           6.52500000  1,000.00000000        7.830000%
M11     46628RAR6   1,000.00000000       0.00000000           6.52500000           6.52500000  1,000.00000000        7.830000%
P          N/A      1,000.00000000       0.00000000   2,598,479.30000000   2,598,479.30000000  1,000.00000000        0.000000%
TOTALS                840.44123426      17.15660315           4.31271727          21.46932042    823.28463110
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                       BEGINNING                                                                  ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL           INTEREST            TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          N/A        844.74953255       0.00000000           1.78938473           1.78938473    828.05485386        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

             J.P. Morgan Mortgage Acquisition Trust Series, 2006-ACC1
                                 October 25, 2006
Dates
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               246,835.99
Group 1                                                                                            131,143.83
Group 2                                                                                            115,692.16

Principal Prepayments (Total)                                                                   11,728,947.79
Group 1                                                                                          6,351,852.38
Group 2                                                                                          5,040,219.38

Curtailments (Total)                                                                                12,074.68
Group 1                                                                                              4,644.63
Group 2                                                                                              7,430.05

Curtailment Interest Adjustments (Total)                                                                 2.69
Group 1                                                                                                -18.81
Group 2                                                                                                 21.50

Repurchase Principal (Total)                                                                       333,805.53
Group 1                                                                                                  0.00
Group 2                                                                                            333,805.53

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00
Other Principal Adjustments (Total)                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Non Recoverable Principal Advances (Total)                                                               0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Interest Funds:

Gross Interest                                                                                   4,324,551.30
Group 1                                                                                          2,221,556.99
Group 2                                                                                          2,102,994.31

Servicing Fees                                                                                     252,743.67
Group 1                                                                                            130,105.45
Group 2                                                                                            122,638.22

Trustee Fees                                                                                         2,021.89
Group 1                                                                                              1,040.78
Group 2                                                                                                981.11

Custodian Fee                                                                                        1,010.97
Group 1                                                                                                520.42
Group 2                                                                                                490.55

Trust Oversight Manager Fees                                                                         7,582.31
Group 1                                                                                              3,903.16
Group 2                                                                                              3,679.15

Retro SSCRA (Total)                                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                857.27

Non Recoverable Interest Advances (Total)                                                                0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          28
Group 1                                                                                                    16
Group 2                                                                                                    12

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected               6,828,688.17
Group 1                                                                                          3,627,241.30
Group 2                                                                                          3,201,446.87

Amount of Prepayment Penalties Collected                                                           259,847.93
Group 1                                                                                            125,515.25
Group 2                                                                                            134,332.68
Available Remitance Amount                                                                      16,045,125.83

Principal Remittance Amount (Total)                                                             11,984,790.65
Group 1                                                                                          6,487,622.03
Group 2                                                                                          5,497,168.62

Interest Remittance Amount (Total)                                                               4,060,335.18
Group 1                                                                                          2,085,987.17
Group 2                                                                                          1,974,348.01

Pool Detail:
Beginning Number of Loans Outstanding                                                                   3,053
Group 1                                                                                                 1,704
Group 2                                                                                                 1,349

Ending Number of Loans Outstanding                                                                      3,001
Group 1                                                                                                 1,673
Group 2                                                                                                 1,328

Beginning Aggregate Loan Balance                                                               606,584,906.06
Group 1                                                                                        312,253,096.23
Group 2                                                                                        294,331,809.83

Ending Aggregate Loan Balance                                                                  594,597,044.91
Group 1                                                                                        305,763,502.20
Group 2                                                                                        288,833,542.71

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                             350.51
Group 1                                                                                                351.00
Group 2                                                                                                350.00
Weighted Average Net Mortgage Rate                                                                   7.99469%
Group 1                                                                                              7.97496%
Group 2                                                                                              8.01561%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30

        Delinquent Mortgage Loans
                 Group 1
                 Category           Number   Principal Balance    Percentage
                 1 Month              40          7,334,511.00         2.40%
                 2 Month              19          2,936,978.30         0.96%
                 3 Month               4            664,195.18         0.22%
                  Total               63         10,935,684.48         3.58%
        Delinquent Mortgage Loans
                 Group 2
                 Category           Number   Principal Balance    Percentage
                 1 Month              60         14,356,936.64         4.97%
                 2 Month              29          6,303,747.09         2.18%
                 3 Month               4          1,486,384.81         0.51%
                  Total               93         22,147,068.54         7.67%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

         Bankruptcies
         Group Number    Number of Loans  Principal Balance   Percentage
                  1             5               746,107.99         0.24%
                  2             4               368,208.55         0.13%
             Total              9             1,114,316.54         0.19%
Group 1 Bankruptcy Reporting:

Number of Bankruptcy Loans that are Current                                                              2
Principal Balance of Bankruptcy Loans that are Current                                          351,866.41
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  3
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              394,241.58
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                   0.00
Total Number of Bankruptcy Loans                                                                         5
Total Principal Balance of Bankruptcy Loans                                                     746,107.99

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              2
Principal Balance of Bankruptcy Loans that are Current                                          207,908.39
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                               59,953.55
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             100,346.61
Total Number of Bankruptcy Loans                                                                         4
Total Principal Balance of Bankruptcy Loans                                                     368,208.55

         Foreclosures
         Group Number    Number of Loans  Principal Balance   Percentage
                  1             14            3,032,051.46         0.99%
                  2             28            7,804,114.19         2.70%
             Total              42           10,836,165.65         1.82%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               14
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          3,032,051.46
Total Number of Foreclosure Loans                                                                       14
Total Principal Balance of Foreclosure Loans                                                  3,032,051.46

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              174,795.28
Number of Foreclosure Loans that are 2 Months Delinquent                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                               27
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          7,629,318.91
Total Number of Foreclosure Loans                                                                       28
Total Principal Balance of Foreclosure Loans                                                  7,804,114.19

         REO Properties
          Group Number     Number of Loans  Principal Balance     Percentage
                   1              0                     0.00           0.00%
                   2              0                     0.00           0.00%
              Total               0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

 REO Property Scheduled Balance
          Group Number   Loan Number    REO Date     Schedule Principal Balance
                                                                           0.00
              Total                                                        0.00

Principal Payoffs by Group occured in this Distribution
    Group Number  Number of Loans        Principal Balance    Percentage
             1           0                    6,353,824.38         2.08%
             2          857                   5,375,123.41         1.86%
        Total           857                  11,728,947.79         1.97%


    Realized Loss Group Report
           Group Number     Current Loss    Cumulative Loss    Ending Balance  Balance of Liquidated Loans  Net Liquidation Proceeds
                 1               1,972.00          1,972.00    305,763,502.20                        0.00                    0.00
                 2               1,098.50          1,098.50    288,833,542.71                        0.00                    0.00
               TOTAL             3,070.50          3,070.50    594,597,044.91                        0.00                    0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                   3,070.50
Group 1                                                                                          1,972.00
Group 2                                                                                          1,098.50

Cumulative Realized Losses - Reduced by Recoveries                                               3,070.50
Group 1                                                                                          1,972.00
Group 2                                                                                          1,098.50

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00
Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           3.92565%
37.00% of of Senior Enhancement Percetage                                                        9.63408%
OR
TEST II - Trigger Event Occurrence                                                                    YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00043%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       19,387,749.66
Ending Overcollateralization Amount                                                         19,387,749.66
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,287,012.12
Payment to Class C                                                                           1,284,894.19

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                            19,978.52
Net Swap Payment Paid                                                                           19,978.52
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                   19,978.52
Withdrawals from the Swap Account                                                               19,978.52
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                      182.57

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                 182.57

Available Net Funds Cap to Libor Certificates                                                    7.994687

One-Month LIBOR for Such Distribution Date                                                       5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.490000
Class A-2                                                                                        5.360000
Class A-3                                                                                        5.420000
Class A-4                                                                                        5.480000
Class A-5                                                                                        5.570000
Class M-1                                                                                        5.600000
Class M-2                                                                                        5.620000
Class M-3                                                                                        5.650000
Class M-4                                                                                        5.690000
Class M-5                                                                                        5.710000
Class M-6                                                                                        5.790000
Class M-7                                                                                        6.190000
Class M-8                                                                                        6.380000
Class M-9                                                                                        7.230000
Class M-10                                                                                       7.830000
Class M-11                                                                                       7.830000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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